EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Plan Assets Allocation (Details) - Pension	Feb. 29, 2020	Feb. 23, 2019
Safeway Plan
Defined Benefit Plan Disclosure [Line Items]
Target	100.00%
Plan Assets	100.00%	100.00%
Safeway Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Target	65.00%
Plan Assets	64.00%	62.50%
Safeway Plan | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target	35.00%
Plan Assets	39.20%	35.60%
Safeway Plan | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	(3.20%)	1.90%
Shaw's Plan
Defined Benefit Plan Disclosure [Line Items]
Target	100.00%
Plan Assets	100.00%	100.00%
Shaw's Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Target	65.00%
Plan Assets	64.50%	60.50%
Shaw's Plan | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target	35.00%
Plan Assets	35.40%	35.90%
Shaw's Plan | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0.10%	3.60%
United Plan
Defined Benefit Plan Disclosure [Line Items]
Target	100.00%
Plan Assets	100.00%	100.00%
United Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Target	50.00%
Plan Assets	47.80%	50.30%
United Plan | Equity | Maximum
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	60.00%
United Plan | Equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	40.00%
United Plan | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target	50.00%
Plan Assets	50.40%	50.00%
United Plan | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1.80%	(0.30%)